REVENUE FROM CONTRACTS WITH CUSTOMERS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
REVENUE FROM CONTRACTS WITH CUSTOMERS
REVENUE FROM CONTRACTS WITH CUSTOMERSS

NOTE 12 – REVENUE FROM CONTRACTS WITH CUSTOMERS

Oil and Gas Contracts

The following table disaggregates revenue by significant product type for the three months ended March 31, 2023 and 2022 respectively:

	Three months ended March 31, 2023	Three months ended March 31, 2022
Oil sales	$64,900	$83,056
Natural gas sales and liquids	28,571	53,351
Total oil and gas revenue from customers	$93,471	$136,407

NOTE 12 – REVENUE FROM CONTRACTS WITH CUSTOMERS

Oil and Gas Contracts

The following table disaggregates revenue by significant product type for the years ended December 31, 2022 and 2021 respectively:

	December 31, 2022	December 31, 2021
Oil sales	$372,046	$273,234
Natural gas sales and liquids	225,209	127,988
Total oil and gas revenue from customers	$597,255	$401,222